Commitments	12 Months Ended
Dec. 31, 2017
Commitments [Abstract]
COMMITMENTS

Notes 15 – COMMITMENTS

The Company leases facilities with expiration dates between December 2017 and May 2026. Rental expense for the years ended December 31, 2017, 2016 and 2015 was $2,733,265, $1,783,888, and $1,426,695, respectively. The Company has future minimum lease obligations as of December 31, 2017 as follows:

2018	3,422,189
2019	2,387,847
2020	2,176,881
2021	1,322,611
2022	1,177,099
Thereafter	1,247,566
Total	$11,734,193

JTIS leased offices and apartments located in Huai’an Economic and Technology Development District (the “District”). To attract more business in the newly constructed business center, the local government provided incentive to all companies located in the District by offering free office rent for certain period of time. The initial rent free period given to JTIS is 5 years and subject to change. For the year ended December 31, 2017, JTIS was provided eight offices and four apartments free of charge by the local government.